Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Floating Rate High Income Fund

For the period ended March 31, 2024

Schedule of Investments (unaudited)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 134.37%

ASSET-BACKED SECURITIES 4.17%

Automobiles 0.81%
CAL Receivables LLC Series 2022-1 Class B†	9.669% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	$96,286	$96,223

Other 3.36%
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037	150,000	150,000
Magnetite XXII Ltd. Series 2019-22A Class ER†	11.926% (3 mo. USD Term SOFR + 6.61%)	#	4/15/2031	250,000	249,671
Total					399,671
Total Asset-Backed Securities (cost $493,936)					495,894

CORPORATE BONDS 8.96%

Airlines 0.45%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	62,000	52,783

Chemicals 0.91%
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026	126,000	108,675

Diversified Financial Services 1.14%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024	143,002	135,748

Energy-Alternate Sources 0.49%
Sunnova Energy Corp.†(b)	5.875%		9/1/2026	75,000	58,463

Machinery-Diversified 1.78%
Husky III Holding Ltd. (Canada)†(a)	13.00%		2/15/2025	103,000	103,302
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028	100,000	108,545
Total					211,847

Media 0.51%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.45%		4/1/2024	60,000	60,000

Miscellaneous Manufacturing 0.48%
FXI Holdings, Inc.†	12.25%		11/15/2026	57,000	57,090

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 1.63%
Berry Petroleum Co. LLC†	7.00%		2/15/2026	$92,000	$90,879
Talos Production, Inc.†	9.00%		2/1/2029	56,000	59,512
Vital Energy, Inc.	9.75%		10/15/2030	40,000	43,777
Total					194,168

Retail 0.47%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	69,000	56,327

Telecommunications 0.18%
Lumen Technologies, Inc.†	4.00%		2/15/2027	33,000	21,806

Transportation 0.92%
Rand Parent LLC†	8.50%		2/15/2030	110,000	109,090
Total Corporate Bonds (cost $1,050,070)					1,065,997

FLOATING RATE LOANS(c) 121.24%

Advertising 0.92%
Summer BC Holdco B SARL 2024 USD Term Loan B	10.569% (3 mo. USD Term SOFR + 5.00%)		2/5/2029	109,375	109,238

Aerospace 2.50%
Arcline FM Holdings LLC 2021 1st Lien Term Loan(b)	10.321% (3 mo. USD Term SOFR + 4.75%)		6/23/2028	158,726	159,023
Peraton Corp. 2nd Lien Term Loan B1	13.176% (3 mo. USD Term SOFR + 7.75%)		2/1/2029	137,679	138,333
Total					297,356

Aerospace/Defense 2.37%
Bleriot U.S. Bidco, Inc. 2023 Term Loan B	9.571% (3 mo. USD Term SOFR + 4.00%)		10/31/2028	68,134	68,475
Dynasty Acquisition Co., Inc. 2024 Term Loan B1	8.833% (3 mo. USD Term SOFR + 3.50%)		8/24/2028	95,620	95,868
Kaman Corp. 2024 Term Loan	–	(d)	3/27/2031	117,000	117,256
Total					281,599

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment 1.83%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B(b)	9.442% (3 mo. USD Term SOFR + 4.00%)		4/6/2028		$68,455	$68,766
RealTruck Group, Inc. 2023 Incremental Term Loan(b)	10.445% (1 mo. USD Term SOFR + 5.00%)		1/31/2028		73,000	73,091
Tenneco, Inc. 2022 Term Loan B	–	(d)	11/17/2028		80,000	75,488
Total						217,345

Beverages 0.94%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B(b)	9.312% (3 mo. USD Term SOFR + 4.00%)		3/31/2028		112,500	111,410

Building & Construction 1.64%
Legence Holdings LLC 2021 Term Loan(b)	8.93% (1 mo. USD Term SOFR + 3.50%)		12/16/2027		80,045	80,195
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.064% (3 mo. USD Term SOFR + 6.50%)		5/14/2029		115,000	114,425
Total						194,620

Building Materials 1.74%
ACProducts, Inc. 2021 Term Loan B	9.814% (3 mo. USD Term SOFR + 4.25%)		5/17/2028		149,126	136,497
Clay Holdco BV 2023 EUR Term Loan B2	8.662% (3 mo. EURIBOR + 4.75%)		12/31/2029	EUR	67,000	70,115
Total						206,612

Chemicals 5.05%
Cyanco Intermediate 2 Corp. 2023 Term Loan B(b)	10.077% (1 mo. USD Term SOFR + 4.75%)		7/10/2028		$58,970	59,290
DCG Acquisition Corp. Term Loan B(b)	9.93% (1 mo. USD Term SOFR + 4.50%)		9/30/2026		109,436	109,676
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B(b)	9.677% (1 mo. USD Term SOFR + 4.25%)		10/15/2028		68,655	68,852
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B(b)	9.321% (3 mo. USD Term SOFR + 3.75%)		11/9/2028		68,475	68,599

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Plaskolite LLC 2021 Term Loan	9.445% (1 mo. USD Term SOFR + 4.00%)		12/15/2025		$153,428	$150,934
PMHC II, Inc. 2022 Term Loan B(b)	9.723% (3 mo. USD Term SOFR + 4.25%)		4/23/2029		74,810	74,163
Starfruit Finco BV 2023 Term Loan B (Netherlands)(a)	9.423% (1 mo. USD Term SOFR + 4.00%)		4/3/2028		68,389	68,703
Total						600,217

Commercial Services 8.27%
BCP V Modular Services Holdings IV Ltd. EUR Term Loan B	8.327% (3 mo. EURIBOR + 4.43%)		12/15/2028	EUR	75,000	80,416
Boluda Towage SL 2024 EUR Term Loan B	–	(d)	1/31/2030	EUR	99,000	106,965
CHG Healthcare Services, Inc. 2023 Incremental Term Loan(b)	9.093% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)		9/29/2028		$58,857	59,078
CoreLogic, Inc. 2nd Lien Term Loan	11.945% (1 mo. USD Term SOFR + 6.50%)		6/4/2029		73,000	69,131
Garda World Security Corp. 2022 Term Loan B (Canada)(a)(b)	9.583% (3 mo. USD Term SOFR + 4.25%)		2/1/2029		77,778	78,021
IFCO Management GmbH 2024 EUR Term Loan B	–	(d)	11/29/2029	EUR	68,571	74,177
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(a)(b)	–	(d)	2/24/2031		$140,000	140,438
Spin Holdco, Inc. 2021 Term Loan	9.585% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		110,000	102,154
Spring Education Group, Inc. Term Loan(b)	9.809% (3 mo. USD Term SOFR + 4.50%)		10/4/2030		101,938	102,486
TruGreen Ltd. Partnership 2020 Term Loan(b)	9.43% (1 mo. USD Term SOFR + 4.00%)		11/2/2027		69,820	68,096
Verscend Holding Corp. 2021 Term Loan B(b)	9.445% (1 mo. USD Term SOFR + 4.00%)		8/27/2025		101,952	102,079
Total						983,041

Computers 0.75%
Ahead DB Holdings LLC 2024 Incremental Term Loan B(b)	9.559% (3 mo. USD Term SOFR + 4.25%)		1/24/2031		89,286	89,697

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging 2.93%
Charter NEX U.S., Inc. 2024 Term Loan B(b)	8.827% (1 mo. USD Term SOFR + 3.50%)		12/1/2027		$69,259	$69,464
Pretium Packaging LLC Second Out Term Loan A1	9.906% (3 mo. USD Term SOFR + 4.60%)		10/2/2028		99,471	89,400
Proampac PG Borrower LLC 2023 Term Loan(b)	9.823% (3 mo. USD Term SOFR + 4.50%)		9/15/2028		64,000	64,192
Supplyone, Inc. 2024 Term Loan B(b)	–	(d)	3/27/2031		126,000	125,607
Total						348,663

Distribution/Wholesale 2.21%
Barentz International BV 2024 USD Term Loan B (Netherlands)(a)	–	(d)	3/3/2031		73,595	73,963
BCPE Empire Holdings, Inc. 2024 Term Loan(b)	9.33% (1 mo. USD Term SOFR + 4.00%)		12/11/2028		68,655	68,809
Parts Europe SA EUR Term Loan B	7.641% (3 mo. EURIBOR + 3.75%)		2/3/2031	EUR	110,880	119,708
Total						262,480

Diversified Capital Goods 0.85%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.452% (3 mo. EURIBOR + 3.50%)		3/16/2029	EUR	95,078	101,549

Diversified Financial Services 4.22%
Advisor Group, Inc. 2023 Term Loan B(b)	9.827% (1 mo. USD Term SOFR + 4.50%)		8/17/2028		$124,836	125,468
Advisor Group, Inc. 2024 Term Loan(b)	–	(d)	8/17/2028		9,191	9,238
DRW Holdings LLC 2021 Term Loan(b)	9.195% (1 mo. USD Term SOFR + 3.75%)		3/1/2028		102,444	102,572
HighTower Holdings LLC 2021 Term Loan B(b)	9.586% (3 mo. USD Term SOFR + 4.00%)		4/21/2028		22,742	22,799
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan(b)	–	(d)	3/19/2031		106,000	106,309
Minotaur Acquisition, Inc. Term Loan B(b)	10.18% (1 mo. USD Term SOFR + 4.75%)		3/27/2026		135,221	135,525
Total						501,911

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 2.30%
ECL Entertainment LLC 2023 Term Loan B(b)	10.08% (1 mo. USD Term SOFR + 4.75%)		8/31/2030		$74,438	$74,913
Motion Finco SARL 2023 EUR Term Loan B(b)	7.652% (3 mo. EURIBOR + 3.75%)		11/12/2029	EUR	64,384	69,205
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(a)(b)	9.071% (3 mo. USD Term SOFR + 3.50%)		11/12/2029		$7,453	7,450
Ontario Gaming GTA LP Term Loan B (Canada)(a)(b)	9.559% (3 mo. USD Term SOFR + 4.25%)		8/1/2030		121,885	122,451
Total						274,019

Environmental Control 0.78%
Heritage-Crystal Clean, Inc. Term Loan B(b)	10.317% (3 mo. USD Term SOFR + 5.00%)		10/17/2030		92,000	92,359

Financial 3.52%
AssuredPartners, Inc. 2020 Term Loan B(b)	–	(d)	2/12/2027		68,289	68,436
Asurion LLC 2021 Second Lien Term Loan B4	10.692% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		150,000	134,918
Edelman Financial Center LLC 2018 2nd Lien Term Loan	12.195% (1 mo. USD Term SOFR + 6.75%)		7/20/2026		140,000	140,919
OneDigital Borrower LLC 2021 Term Loan	–	(d)	11/16/2027		74,251	74,344
Total						418,617

Food 3.05%
Chobani LLC 2023 Incremental Term Loan(b)	9.075% (1 mo. USD Term SOFR + 3.75%)		10/25/2027		109,725	110,457
Market Bidco Ltd. EUR Term Loan B1	8.651% (3 mo. EURIBOR + 4.75%)		11/4/2027	EUR	170,000	178,846
Upfield BV 2023 USD Term Loan B7 (Netherlands)(a)	–	(d)	1/2/2028		$74,000	73,757
Total						363,060

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Gaming/Leisure 4.27%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	10.575% (3 mo. USD Term SOFR + 5.25%)		7/1/2028	$181,823	$181,278
Fertitta Entertainment LLC 2022 Term Loan B	9.077% (1 mo. USD Term SOFR + 3.75%)		1/27/2029	102,952	103,317
Scientific Games Holdings LP 2022 USD Term Loan B	8.58% (3 mo. USD Term SOFR + 3.25%)		4/4/2029	98,997	99,093
United FP Holdings LLC 2019 1st Lien Term Loan	9.574% (3 mo. USD Term SOFR + 4.00%)		12/30/2026	138,929	123,879
Total					507,567

Gas 1.16%
NGL Energy Partners LP 2024 Term Loan B(b)	9.83% (1 mo. USD Term SOFR + 4.50%)		2/2/2031	138,000	138,518

Health Care Products 0.88%
Curia Global, Inc. 2021 Term Loan	9.163% (3 mo. USD Term SOFR + 3.75%)		8/30/2026	109,473	104,564

Health Care Services 5.56%
ADMI Corp. 2023 Term Loan B5(b)	11.08% (1 mo. USD Term SOFR + 5.75%)		12/23/2027	167,580	167,947
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B(b)	10.813% (3 mo. USD Term SOFR + 5.50%)		3/30/2029	102,000	101,235
Heartland Dental LLC 2023 Term Loan B(b)	10.329% (1 mo. USD Term SOFR + 5.00%)		4/28/2028	138,944	139,405
National Mentor Holdings, Inc. 2021 Term Loan(b)	–	(d)	3/2/2028	106,659	100,681
National Mentor Holdings, Inc. 2021 Term Loan C(b)	–	(d)	3/2/2028	3,066	2,894
Star Parent, Inc. Term Loan B(b)	9.309% (3 mo. USD Term SOFR + 4.00%)		9/27/2030	150,000	149,260
Total					661,422

Healthcare 7.68%
Athenahealth Group, Inc. 2022 Term Loan B(b)	8.58% (1 mo. USD Term SOFR + 3.25%)		2/15/2029	60,695	60,273
CCRR Parent, Inc. Term Loan B(b)	9.192% (1 mo. USD Term SOFR + 3.75%)		3/6/2028	60,067	54,411

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
Covetrus, Inc. Term Loan(b)	10.309% (3 mo. USD Term SOFR + 5.00%)		10/13/2029	$68,481	$68,648
eResearchTechnology, Inc. 2020 1st Lien Term Loan(b)	9.829% (1 mo. USD Term SOFR + 4.50%)		2/4/2027	135,595	136,158
Global Medical Response, Inc. 2020 Term Loan B	9.841% (3 mo. USD Term SOFR + 4.25%)		10/2/2025	110,000	103,057
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)(b)	9.659% (3 mo. USD Term SOFR + 4.25%)		8/19/2028	150,000	150,094
Physician Partners LLC Term Loan	–	(d)	12/26/2028	55,877	42,187
Southern Veterinary Partners LLC Term Loan(b)	9.445% (1 mo. USD Term SOFR + 4.00%)		10/5/2027	149,563	149,899
Summit Behavioral Healthcare LLC 1st Lien Term Loan(b)	10.355% (3 mo. USD Term SOFR + 4.75%)		11/24/2028	148,388	148,759
Total					913,486

Home Furnishings 0.25%
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan(e)	9.572% - 9.58% (1 mo. USD Term SOFR + 4.00%)		7/31/2028	30,000	30,172

Housewares 0.81%
Springs Windows Fashions LLC 2021 Term Loan B	9.445% (1 mo. USD Term SOFR + 4.00%)		10/6/2028	104,203	96,170

Housing 1.58%
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.321% (3 mo. USD Term SOFR + 6.75%)		12/21/2029	110,000	107,800
LBM Acquisition LLC Term Loan B(b)	9.177% (1 mo. USD Term SOFR + 3.75%)		12/17/2027	80,238	80,188
Total					187,988

Information Technology 3.57%
Apttus Corp. 2021 Term Loan(b)	9.445% (1 mo. USD Term SOFR + 4.00%)		5/8/2028	68,127	68,286
Cloud Software Group, Inc. 2022 USD Term Loan B	9.909% (2 mo. USD Term SOFR + 5.00%) (3 mo. USD Term SOFR + 5.00%)		3/30/2029	143,757	143,267

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Information Technology (continued)
Ensono LP 2021 Term Loan(b)	9.447% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)		5/26/2028		$112,500	$109,406
McAfee LLC 2022 USD Term Loan B	9.176% (1 mo.
	USD Term SOFR + 3.75%)		3/1/2029		103,040	103,090
Total						424,049

Insurance 2.86%
Amynta Agency Borrower, Inc. 2023 1st Lien Term Loan B(b)	9.552% (3 mo. USD Term SOFR + 4.25%)		2/28/2028		145,443	146,156
AssuredPartners, Inc. 2024 Incremental Term Loan B5(b)	8.827% (1 mo. USD Term SOFR + 3.50%)		2/14/2031		50,400	50,526
Jones Deslauriers Insurance Management, Inc. 2024 Term Loan B (Canada)(a)	8.805% (3 mo. USD Term SOFR + 3.50%)		3/15/2030		69,000	69,086
Sedgwick Claims Management Services, Inc. 2023 Term Loan B(b)	9.077% (1 mo. USD Term SOFR + 3.75%)		2/24/2028		74,554	74,774
Total						340,542

Integrated Energy 0.59%
Esdec Solar Group BV Term Loan B (Netherlands)(a)(b)	10.571% (3 mo. USD Term SOFR + 5.00%)		8/30/2028		73,967	70,454

Internet 2.99%
Endure Digital, Inc. Term Loan(b)	9.422% (6 mo. USD Term SOFR + 3.50%)		2/10/2028		109,718	107,331
ION Trading Technologies SARL 2021 EUR Term Loan B	–	(d)	4/1/2028	EUR	70,000	73,148
MH Sub I LLC 2021 2nd Lien Term Loan	11.58% (1 mo. USD Term SOFR + 6.25%)		2/23/2029		$28,253	27,312
MH Sub I LLC 2023 Term Loan(b)	9.58% (1 mo. USD Term SOFR + 4.25%)		5/3/2028		73,849	73,496
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(a)(b)	9.571% (3 mo. USD Term SOFR + 4.00%)		10/18/2028		74,809	74,833
Total						356,120

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Internet Companies 0.58%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.677% (1 mo. USD Term SOFR + 6.25%)		11/5/2029		$69,000	$68,741

Investment Management Companies 1.23%
Aragorn Parent Corp. Term Loan(b)	9.577% (1 mo. USD Term SOFR + 4.25%)		12/15/2028		61,845	62,116
NEXUS Buyer LLC 2023 Term Loan B2(b)	9.827% (1 mo. USD Term SOFR + 4.50%)		12/13/2028		84,000	83,632
Total						145,748

Leisure Time 1.61%
Fitness International LLC 2024 Term Loan B(b)	10.577% (1 mo. USD Term SOFR + 5.25%)		2/5/2029		149,321	147,828
Hurtigruten ASA 2024 EUR OpCo Exit Term Loan	11.427% (3 mo. EURIBOR + 7.50%)		6/30/2027	EUR	15,382	17,359
Hurtigruten ASA 2024 EUR Term Loan B	10.411% (6 mo. EURIBOR + 6.50%)		9/30/2027	EUR	25,347	26,098
Total						191,285

Lodging 0.80%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.702% (3 mo. USD Term SOFR + 4.25%)		12/11/2028		$96,941	95,729

Machinery: Diversified 4.26%
Cd&R Hydra Buyer, Inc. 2024 Term Loan B(b)	–	(d)	3/25/2031		96,000	96,330
CPM Holdings, Inc. 2023 Term Loan	9.826% (1 mo. USD Term SOFR + 4.50%)		9/28/2028		53,200	53,338
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.571% (3 mo. USD Term SOFR + 6.00%)		5/21/2029		69,977	69,335
LSF12 Badger Bidco LLC Term Loan B(b)	–	(d)	8/30/2030		103,326	103,908
SPX Flow, Inc. 2022 Term Loan(b)	9.927% (1 mo. USD Term SOFR + 4.50%)		4/5/2029		69,000	69,370
Titan Acquisition Ltd. 2024
Term Loan B (Canada)(a)(b)	–	(d)	2/1/2029		114,216	114,657
Total						506,938

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Manufacturing 4.12%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	8.435% (1 mo. USD Term SOFR + 3.00%)		4/22/2026	$72,712	$61,169
Chamberlain Group, Inc. Term Loan B	8.68% (1 mo. USD Term SOFR + 3.25%)		11/3/2028	101,700	101,681
CMG Media Corp. 2021 Term Loan(b)	–	(d)	12/17/2026	70,000	61,219
DirecTV Financing LLC Term Loan(b)	10.445% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	50,119	50,244
Frontier Communications Corp. 2021 1st Lien Term Loan(b)	9.195% (1 mo. USD Term SOFR + 3.75%)		10/8/2027	147,065	146,928
Pro Mach Group, Inc. 2021 Term Loan B(b)	9.077% (1 mo. USD Term SOFR + 3.75%)		8/31/2028	68,303	68,625
Total					489,866

Media 0.52%
Cengage Learning, Inc. 2024 Term Loan B(b)	9.579% (3 mo. USD Term SOFR + 4.25%)		3/15/2031	62,000	62,010

Metal Fabricate/Hardware 0.85%
Tank Holding Corp. 2022 Term Loan(b)	11.177% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	68,307	67,635
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(b)(e)	1.00% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	10,180	10,078
Tank Holding Corp. 2023 Incremental Term Loan(b)	11.427% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	23,622	23,385
Total					101,098

Mining & Metals 1.03%
U.S. Silica Co. 2023 Term Loan B(b)	–	(d)	3/25/2030	122,000	122,338

Miscellaneous Manufacture 0.81%
Touchdown Acquirer, Inc. USD Term Loan(b)	–	(d)	2/21/2031	17,227	17,302
Touchdown Acquirer, Inc. USD Term Loan(b)	9.314% (3 mo. USD Term SOFR + 4.00%)		2/21/2031	78,670	79,015
Total					96,317

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Office Furniture & Business Equipment 0.93%
Xerox Holdings Corp. 2023 Term Loan B(b)	9.33% (1 mo. USD Term SOFR + 4.00%)		11/17/2029	$110,000	$110,653

Packaging 0.58%
Clydesdale Acquisition Holdings, Inc. Term Loan B(b)	–	(d)	4/13/2029	68,454	68,625

Personal & Household Products 1.53%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B(b)	9.072% (1 mo. USD Term SOFR + 3.75%)		7/31/2028	181,762	182,293

Pharmaceuticals 0.26%
Ceva Sante Animale 2023 USD Term Loan B (France)(a)(b)	9.564% (3 mo. USD Term SOFR + 4.25%)		11/1/2030	31,000	31,109

Pipelines 2.39%
Brazos Delaware II LLC 2023 Term Loan B(b)	9.079% (1 mo. USD Term SOFR + 3.75%)		2/11/2030	36,190	36,326
Epic Crude Services LP Term Loan B	10.605% (3 mo. USD Term SOFR + 5.00%)		3/2/2026	109,716	110,078
Epic Y-Grade Services LP 2020 Term Loan	11.329% (1 mo. USD Term SOFR + 6.00%)		6/30/2027	137,820	137,992
Total					284,396

Retail 3.29%
Evergreen Acqco 1 LP 2021 USD Term Loan(b)	9.052% (3 mo. USD Term SOFR + 3.75%)		4/26/2028	57,013	57,298
Flynn Restaurant Group LP 2021 Term Loan B(b)	9.692% (1 mo. USD Term SOFR + 4.25%)		12/1/2028	69,033	69,335
Fogo De Chao, Inc. 2023 Term Loan B(b)	10.077% (1 mo. USD Term SOFR + 4.75%)		9/30/2030	103,000	102,402
K-MAC Holdings Corp. 2024 Add-on Term Loan(b)	–	(d)	7/21/2028	93,750	94,180
PetSmart, Inc. 2021 Term Loan B(b)	9.18% (1 mo. USD Term SOFR + 3.75%)		2/11/2028	68,127	68,056
Total					391,271

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Service 3.15%
Amentum Government Services Holdings LLC 2022 Term Loan(b)	9.329% (1 mo. USD Term SOFR + 4.00%)		2/15/2029	$68,307	$68,548
DTI Holdco, Inc. 2022 Term Loan(b)	10.063% (3 mo. USD Term SOFR + 4.75%)		4/26/2029	103,132	103,261
Red Planet Borrower LLC Term Loan B(b)	9.177% (1 mo. USD Term SOFR + 3.75%)		10/2/2028	109,475	107,910
Service Logic Acquisition, Inc. Term Loan(b)	9.574% (3 mo. USD Term SOFR + 4.00%)		10/29/2027	95,053	95,172
Total					374,891

Software 11.46%
Banff Merger Sub, Inc. 2023 USD Term Loan	9.58% (1 mo. USD Term SOFR + 4.25%)		12/29/2028	104,944	105,742
Central Parent, Inc. 2023 Term Loan B(b)	9.309% (3 mo. USD Term SOFR + 4.00%)		7/6/2029	68,483	68,764
Cloud Software Group, Inc. 2024 Term Loan	9.929% (3 mo. USD Term SOFR + 4.50%)		3/21/2031	30,000	29,841
Constant Contact, Inc. 2024 Incremental Delayed Draw Term Loan(e)	9.599% (3 mo. USD Term SOFR + 4.00%)		2/10/2028	73,000	70,719
Constant Contact, Inc. Term Loan(b)	9.588% (3 mo. USD Term SOFR + 4.00%)		2/10/2028	75,000	73,071
Cotiviti Corp. 2024 Fixed Term Loan B	–	(d)	2/21/2031	75,000	75,234
Cvent, Inc. 2023 Term Loan B(b)	9.052% (3 mo. USD Term SOFR + 3.75%)		6/17/2030	117,773	118,092
Mitchell International, Inc. 2021 2nd Lien Term Loan	11.942% (1 mo. USD Term SOFR + 6.50%)		10/15/2029	110,000	110,069
Mosel Bidco SE USD Term Loan B (Germany)(a)	10.059% (3 mo. USD Term SOFR + 4.75%)		9/16/2030	61,000	61,229
Physician Partners LLC 2023 Incremental Term Loan B	10.813% (3 mo. USD Term SOFR + 5.50%)		12/23/2028	4,988	4,489
Project Alpha Intermediate Holding, Inc. 2023 1st Lien Term Loan B(b)	10.063% (3 mo. USD Term SOFR + 4.75%)		10/28/2030	73,000	73,481

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Renaissance Holding Corp. 2024 Term Loan(b)	9.577% (1 mo. USD Term SOFR + 4.25%)		4/5/2030		$169,818	$170,348
Rocket Software, Inc. 2023 USD Term Loan B(b)	10.08% (1 mo. USD Term SOFR + 4.75%)		11/28/2028		146,265	145,379
Sophia LP 2024 Term Loan B(b)	8.926% (1 mo. USD Term SOFR + 3.50%)		10/9/2029		67,891	68,264
Waystar Technologies, Inc. 2024 Term Loan B(b)	9.33% (1 mo. USD Term SOFR + 4.00%)		10/22/2029		148,290	148,847
Webpros Investments SARL 2024 Term Loan B (Luxembourg)(a)(b)	–	(d)	3/19/2031		39,000	39,146
Total						1,362,715

Technology Hardware & Equipment 0.54%
Atlas CC Acquisition Corp. Term Loan B	9.855% (3 mo. USD Term SOFR + 4.25%)		5/25/2028		56,756	53,284
Atlas CC Acquisition Corp. Term Loan C	9.855% (3 mo. USD Term SOFR + 4.25%)		5/25/2028		11,514	10,810
Total						64,094

Telecommunications 2.78%
Altice France SA EUR Term Loan B12	6.942% (3 mo. EURIBOR + 3.00%)		2/2/2026	EUR	75,000	69,912
Carriage Purchaser, Inc. 2021 Term Loan B(b)	9.695% (1 mo. USD Term SOFR + 4.25%)		10/2/2028		$68,127	68,446
Michaels Cos., Inc. 2021 Term Loan B	–	(d)	4/15/2028		75,000	67,483
Northwest Fiber LLC 2021 Term Loan(b)	9.193% (1 mo. USD Term SOFR + 3.75%)		4/30/2027		124,338	124,446
Total						330,287

Utilities 0.45%
Talen Energy Supply LLC 2023 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%)		5/17/2030		52,735	52,994
Total Floating Rate Loans (cost $14,204,492)						14,418,243
Total Long-Term Investments (cost $15,748,498)						15,980,134

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 4.71%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 2.02%
Federal Home Loan Bank Discount Notes (cost $240,000)	Zero Coupon	4/1/2024	$240,000	$239,862

REPURCHASE AGREEMENTS 2.69%
Repurchase Agreement dated 3/28/2024, 5.250% due 4/1/2024 with TD Securities USA LLC collateralized by $60,000 of U.S. Treasury Bill at 2.500% due 5/31/2024; value: $60,712; proceeds: $60,035 (cost $60,000)			60,000	60,000
Repurchase Agreement dated 3/28/2024, 5.180% due 4/1/2024 with TD Securities USA LLC collateralized by $327,000 of U.S. Treasury Bond at 3.250% due 5/15/2048; value: $261,438; proceeds: $260,150 (cost $260,000)			260,000	260,000
Total Repurchase Agreements (cost $320,000)				320,000
Total Short-Term Investments (cost $560,000)				559,862
Total Investments in Securities 139.08% (cost $16,308,498)				16,539,996
Less Unfunded Loan Commitments (0.47%) (cost $57,021)				(55,796)
Net Investments in Securities 138.61% (cost $16,251,477)				16,484,200
Borrowings (29.01)%				(3,450,000)
Other Assets and Liabilities – Net(f) (9.60)%				(1,141,350)
Net Assets 100.00%				$11,892,850

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2024, the total value of Rule 144A securities was $1,458,114, which represents 12.26% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	All or part of this investment held as collateral for the Fund’s credit facility.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2024.
(d)	Interest Rate to be determined.
(e)	Security partially/fully unfunded.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

March 31, 2024

Centrally Cleared Interest Rate Swap Contracts at March 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	5.306%	12-Month USD SOFR	9/15/2024	$133,000	$63
Bank of America(1)	4.552%	12-Month USD SOFR	2/15/2026	68,000	61
Bank of America(1)	4.523%	12-Month USD SOFR	2/15/2026	5,000	7
Bank of America(1)	4.007%	12-Month USD SOFR	6/1/2028	60,000	137
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$268
SOFR	Secured Overnight Financing Rate.
(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at March 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	5/22/2024	461,000	$499,918	$498,319	$1,599
Euro	Sell	Morgan Stanley	5/22/2024	7,000	7,595	7,567	28
Euro	Sell	Toronto Dominion Bank	5/22/2024	75,000	81,345	81,071	274
Euro	Sell	Toronto Dominion Bank	5/22/2024	177,000	193,027	191,329	1,698
Euro	Sell	Toronto Dominion Bank	5/22/2024	73,000	79,883	78,909	974
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,573

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	5/22/2024	86,000	$94,318	$92,962	$(1,356)
Euro	Buy	Toronto Dominion Bank	5/22/2024	6,000	6,500	6,486	(14)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,370)

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2024

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$495,894	$–	$495,894
Corporate Bonds	–	1,065,997	–	1,065,997
Floating Rate Loans	–	14,418,243	–	14,418,243
Less Unfunded Commitments	–	(55,796)	–	(55,796)
Short-Term Investments
Government Sponsored Enterprises Securities	–	239,862	–	239,862
Repurchase Agreements	–	320,000	–	320,000
Total	$–	$16,484,200	$–	$16,484,200
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$268	$–	$268
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	4,573	–	4,573
Liabilities	–	(1,370)	–	(1,370)
Total	$–	$3,471	$–	$3,471

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	17

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on January 4, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Consolidation–The Fund’s consolidated financial statements and accompanying notes include balances of both the Fund and Lord Abbett FRHI Funding, LLC., a Delaware Limited Liability Company and wholly owned subsidiary of the Fund. All interfund transactions have been eliminated upon consolidation.

(b)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

18

Notes to Schedule of Investments (unaudited)(continued)

adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(c)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Consolidated Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

19

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2024, the Fund did not have any securities on loan.

20

QPHR-LA-FRHI-1Q
(05/24)